UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 29, 2016

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2015 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—41.1%
	Advertising—0.4%
$5,650	Affinion Group, Inc., 7.875%, 12/15/18	$3,983,250

	Aerospace & Defense—0.8%
250	Bombardier, Inc., 6.00%, 10/15/22 (a)(b)	227,812
7,135	Erickson, Inc., 8.25%, 5/1/20	5,440,438
3,215	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	2,877,425

		8,545,675

	Air Freight & Logistics—0.7%
6,820	XPO Logistics, Inc., 7.875%, 9/1/19 (a)(b)	7,348,550

	Auto Components—0.8%
4,180	Chassix, Inc., 9.25%, 8/1/18 (a)(b)(c)	3,594,800
5,280	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	5,570,400

		9,165,200

	Auto Manufacturers—0.8%
7,410	Chrysler Group LLC, 8.25%, 6/15/21	8,202,870

	Chemicals—0.7%
7,500	Chemours Co., 6.625%, 5/15/23 (a)(b)	7,631,250

	Commercial Services—2.2%
11,500	Cenveo Corp., 11.50%, 5/15/17	11,859,375
5,705	DynCorp International, Inc., 10.375%, 7/1/17	4,535,475
7,375	Monitronics International, Inc., 9.125%, 4/1/20	7,282,812

		23,677,662

	Construction Materials—0.7%
7,310	US Concrete, Inc., 8.50%, 12/1/18	7,785,150

	Consumer Finance—0.9%
3,210	Navient Corp., 8.45%, 6/15/18	3,603,225
4,935	Springleaf Finance Corp., 8.25%, 10/1/23	5,650,575

		9,253,800

	Distribution/Wholesale—0.9%
8,170	HD Supply, Inc., 11.00%, 4/15/20	9,293,375

	Diversified Consumer Services—0.6%
6,815	Cambium Learning Group, Inc., 9.75%, 2/15/17	6,942,781

	Diversified Financial Services—1.5%
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	4,992,075
7,130	12.75%, 5/1/20 (a)(b)	3,386,750
	Nationstar Mortgage LLC / Nationstar Capital Corp.,
2,500	7.875%, 10/1/20	2,546,875
5,300	9.625%, 5/1/19	5,664,375

		16,590,075

	Electrical Components & Equipment—1.2%
13,585	WireCo WorldGroup, Inc., 9.50%, 5/15/17	12,634,050

	Electronic Equipment, Instruments & Components—1.5%
7,725	Kemet Corp., 10.50%, 5/1/18	7,879,500
7,500	Viasystems, Inc., 7.875%, 5/1/19 (a)(b)	7,978,125

		15,857,625

	Food & Staples Retailing—0.5%
5,000	US Foods, Inc., 8.50%, 6/30/19	5,237,500

	Independent Power & Renewable Electricity Producers—0.3%
3,055	TerraForm Power Operating LLC, 5.875%, 2/1/23 (a)(b)	3,161,925

	Health Care Providers & Services—0.8%
	Tenet Healthcare Corp.,
3,500	5.00%, 3/1/19 (a)(b)	3,504,375
4,530	8.125%, 4/1/22	4,949,025

		8,453,400

	Healthcare-Products—0.9%
8,885	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	9,578,030

AllianzGI Convertible & Income Fund

May 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Hotels, Restaurants & Leisure—0.9%
$8,405	MGM Resorts International, 11.375%, 3/1/18	$10,128,025

	Household Durables—1.2%
	Beazer Homes USA, Inc.,
2,945	7.25%, 2/1/23	2,886,100
5,045	9.125%, 5/15/19	5,259,412
3,950	Jarden Corp., 7.50%, 5/1/17	4,364,750

		12,510,262

	Household Products/Wares—0.8%
7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	8,090,381

	Internet—0.4%
8,395	Affinion Investments LLC, 13.50%, 8/15/18	4,742,949

	Internet Software & Services—1.2%
	EarthLink, Inc.,
2,800	7.375%, 6/1/20	2,943,500
10,060	8.875%, 5/15/19	10,512,700

		13,456,200

	Iron/Steel—0.6%
7,305	AK Steel Corp., 8.375%, 4/1/22	6,382,744

	Lodging—0.3%
12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18 (c)	3,220,100

	Machinery—1.1%
5,250	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (a)(b)	5,446,875
6,755	Navistar International Corp., 8.25%, 11/1/21	6,788,775

		12,235,650

	Media—3.3%
5,500	AMC Entertainment, Inc., 9.75%, 12/1/20	6,019,475
5,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19	5,203,125
8,355	McClatchy Co., 9.00%, 12/15/22	8,177,456
8,220	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21	9,144,750
3,745	Mood Media Corp., 9.25%, 10/15/20 (a)(b)	3,239,425
4,671	SFX Entertainment, Inc., 9.625%, 2/1/19 (a)(b)	4,063,770

		35,848,001

	Metals & Mining—2.0%
6,590	ArcelorMittal, 10.60%, 6/1/19	8,015,087
3,680	HudBay Minerals, Inc., 9.50%, 10/1/20	3,956,000
	Thompson Creek Metals Co., Inc.,
8,295	7.375%, 6/1/18	7,258,125
2,830	12.50%, 5/1/19	2,730,950

		21,960,162

	Miscellaneous Manufacturing—0.7%
7,350	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	7,046,813

	Oil & Gas—1.7%
5,055	BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22	4,473,675
9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	6,221,875
6,038	United Refining Co., 10.50%, 2/28/18	6,370,090
1,000	Vanguard Natural Resources LLC / VNR Finance Corp., 7.875%, 4/1/20	985,000

		18,050,640

	Oil, Gas & Consumable Fuels—1.5%
2,840	Arch Coal, Inc., 9.875%, 6/15/19	639,000
5,050	EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	5,517,125
5,615	Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	4,871,012
4,530	Sanchez Energy Corp., 6.125%, 1/15/23	4,326,150
730	Ultra Petroleum Corp., 6.125%, 10/1/24 (a)(b)	674,338

		16,027,625

AllianzGI Convertible & Income Fund

May 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Packaging & Containers—0.7%
$6,692	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)(b)	$7,181,386

	Paper & Forest Products—0.3%
3,000	Louisiana-Pacific Corp., 7.50%, 6/1/20	3,225,000

	Pharmaceuticals—0.6%
2,290	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (a)(b)	2,244,200
4,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	4,386,000

		6,630,200

	Real Estate Investment Trust—0.3%
3,085	Kennedy-Wilson, Inc., 5.875%, 4/1/24	3,146,700

	Retail—0.9%
9,465	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	10,198,538

	Semiconductors & Semiconductor Equipment—0.8%
3,745	Amkor Technology, Inc., 6.375%, 10/1/22	3,852,669
4,584	Freescale Semiconductor, Inc., 10.75%, 8/1/20	4,910,610

		8,763,279

	Software—1.7%
	First Data Corp.,
5,645	8.25%, 1/15/21 (a)(b)	6,033,094
1,834	10.625%, 6/15/21	2,077,005
9,045	12.625%, 1/15/21	10,616,569

		18,726,668

	Specialty Retail—1.2%
4,160	Caleres, Inc., 7.125%, 5/15/19	4,326,400
3,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (a)(b)	3,123,750
5,500	Conn’s, Inc., 7.25%, 7/15/22 (a)(b)	5,307,500

		12,757,650

	Telecommunications—1.2%
7,415	Consolidated Communications, Inc., 10.875%, 6/1/20	8,332,606
5,660	Windstream Corp., 7.50%, 4/1/23	5,108,150

		13,440,756

	Transportation—0.7%
6,837	Quality Distribution LLC, 9.875%, 11/1/18	7,230,127

	Wireless Telecommunication Services—0.8%
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	8,772,088

	Total Corporate Bonds & Notes (cost-$467,371,850)	443,114,112

Shares
CONVERTIBLE PREFERRED STOCK—39.4%
	Aerospace & Defense—1.3%
239,625	United Technologies Corp., 7.50%, 8/1/15	14,597,955

	Automobiles—1.6%
532,000	The Goldman Sachs Group, Inc., 8.00%, 12/17/15 (General Motors) (d)	17,812,424

	Banks—4.3%
9,695	Huntington Bancshares, Inc., 8.50% (e)	13,187,624
1,064,500	JPMorgan Chase & Co., 8.00%, 9/18/15 (Bank of America) (d)	16,308,140
13,990	Wells Fargo & Co., 7.50%, Ser. L (e)	16,911,531

		46,407,295

	Diversified Financial Services—1.4%
13,220	Bank of America Corp., 7.25%, Ser. L (e)	15,143,510

	Electric Utilities—0.4%
85,390	Exelon Corp., 6.50%, 6/1/17	4,125,191

	Electronic Equipment, Instruments & Components—1.5%
738,000	Bank of America Corp., 8.00%, 2/17/16 (Corning, Inc.) (d)	15,896,520

	Food Products—1.5%
326,360	Wells Fargo & Co., 8.00%, 8/28/15 (Archer-Daniels-Midland Co.) (d)	15,998,167

AllianzGI Convertible & Income Fund

May 31, 2015 (unaudited) (continued)

Shares		Value*
	Health Care Equipment & Supplies—1.7%
273,890	Credit Suisse, 8.00%, 6/23/15 (Medtronic, Inc.) (d)	$18,575,220

	Health Care Providers & Services—3.7%
119,390	Anthem, Inc., 5.25%, 5/1/18	6,499,592
240,300	JPMorgan Chase & Co., 8.00%, 5/5/16 (HCA Holding, Inc.) (d)	18,760,221
127,130	The Goldman Sachs Group, Inc., 8.00%, 3/31/16 (Laboratory Corp. of America Holdings) (d)	15,149,828

		40,409,641

	Independent Power & Renewable Electricity Producers—1.0%
91,960	Dynegy, Inc., 5.375%, 11/1/17	10,297,681

	Internet Software & Services—1.3%
349,200	Barclays Bank PLC, 8.00%, 10/28/15 (Twitter, Inc.) (d)	14,111,172

	Machinery—1.9%
171,185	Stanley Black & Decker, Inc., 6.25%, 11/17/16	20,026,933

	Metals & Mining—1.6%
75,220	Alcoa, Inc., 5.375%, 10/1/17	3,297,645
792,720	ArcelorMittal, 6.00%, 1/15/16	13,922,145

		17,219,790

	Multiline Retail—1.5%
258,000	The Goldman Sachs Group, Inc., 8.00%, 1/14/16 (Macy’s, Inc.) (d)	16,627,842

	Multi-Utilities—1.7%
239,645	AES Trust III, 6.75%, 10/15/29	12,169,173
128,500	Dominion Resources, Inc., 6.375%, 7/1/17	6,505,955

		18,675,128

	Oil, Gas & Consumable Fuels—0.8%
14,100	Energy XXI Bermuda Ltd., 5.625% (e)	564,000
124,235	PetroQuest Energy, Inc., 6.875% (e)	2,655,523
34,155	Sanchez Energy Corp., 6.50%, 4/6/18 (e)	1,207,379
85,500	Southwestern Energy Co., 6.25%, 1/15/18	4,723,875

		9,150,777

	Pharmaceuticals—1.3%
13,080	Actavis PLC, 5.50%, 3/1/18	13,864,408

	Real Estate Investment Trust—4.3%
439,700	Alexandria Real Estate Equities, Inc., 7.00% (e)	12,929,906
798,310	FelCor Lodging Trust, Inc., 1.95%, Ser. A (e)	20,556,482
208,680	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	13,368,563

		46,854,951

	Semiconductors & Semiconductor Equipment—3.0%
246,000	Barclays Bank PLC, 8.00%, 11/9/15 (Lam Research Corp.) (d)	18,622,200
530,000	Wells Fargo & Co., 8.00%, 6/18/15 (Micron Technology, Inc.) (d)	13,361,300

		31,983,500

	Specialty Retail—1.8%
13,250	Barnes & Noble, Inc., 7.75%, 8/18/21 (a)(b)	18,979,797

	Technology Hardware, Storage & Peripherals—1.8%
150,500	Bank of America Corp., 8.00%, 5/10/16 (Apple Inc.) (d)	19,434,065

	Total Convertible Preferred Stock (cost-$413,232,924)	426,191,967

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—18.4%
	Capital Markets—3.3%
$7,740	Ares Capital Corp., 5.75%, 2/1/16	7,981,875
13,195	BGC Partners, Inc., 4.50%, 7/15/16	14,539,241
16,490	Walter Investment Management Corp., 4.50%, 11/1/19	12,944,650

		35,465,766

	Commercial Services—1.8%
20,305	Cenveo Corp., 7.00%, 5/15/17	19,873,519

AllianzGI Convertible & Income Fund

May 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Diversified Consumer Services—1.0%
$13,510	Ascent Capital Group, Inc., 4.00%, 7/15/20	$11,120,419

	Insurance—0.4%
3,965	HCI Group, Inc., 3.875%, 3/15/19	3,863,397

	Life Sciences Tools & Services—0.4%
4,420	Sequenom, Inc., 5.00%, 10/1/17	4,414,475

	Machinery—2.4%
	Meritor, Inc.,
12,480	4.625%, 3/1/26	12,643,800
6,975	7.875%, 3/1/26	11,417,203
2,290	Navistar International Corp., 4.75%, 4/15/19	2,078,175

		26,139,178

	Oil, Gas & Consumable Fuels—2.6%
17,495	Cobalt International Energy, Inc., 2.625%, 12/1/19	13,613,297
9,295	Energy XXI Ltd., 3.00%, 12/15/18	3,160,300
15,890	Goodrich Petroleum Corp., 5.00%, 10/1/32	9,355,237
1,825	Stone Energy Corp., 1.75%, 3/1/17	1,684,703

		27,813,537

	Personal Products—1.3%
16,165	Herbalife Ltd., 2.00%, 8/15/19 (a)	14,316,209

	Pharmaceuticals—0.8%
9,135	IGI Laboratories, Inc., 3.75%, 12/15/19 (a)(b)	8,312,850

	Real Estate Investment Trust—0.6%
7,070	IAS Operating Partnership LP, 5.00%, 3/15/18 (a)(b)	6,857,900

	Software—1.0%
10,320	TeleCommunication Systems, Inc., 7.75%, 6/30/18	10,165,200

	Thrifts & Mortgage Finance—0.7%
6,535	MGIC Investment Corp., 5.00%, 5/1/17	7,413,140

	Tobacco—2.1%
	Vector Group Ltd., (f)
5,665	1.75%, 4/15/20	6,082,794
11,865	2.50%, 1/15/19	16,728,772

		22,811,566

	Total Convertible Bonds & Notes (cost-$186,964,102)	198,567,156

SHORT-TERM INVESTMENT—1.1%
	Time Deposit—1.1%
11,395	JPMorgan Chase & Co.-Nassau, 0.03%, 6/1/15 (cost-$11,395,473)	11,395,473

	Total Investments (cost-$1,078,964,349) (g)—100.0%	$1,079,268,708

AllianzGI Convertible & Income Fund

May 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available, and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $144,246,032, representing 13.4% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	In default.

(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	At May 31, 2015, the cost basis of portfolio securities for federal income tax purposes was $1,087,101,523. Gross unrealized appreciation was $66,161,321, gross unrealized depreciation was $73,994,136 and net unrealized depreciation was $7,832,815. The differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond amortization.

AllianzGI Convertible & Income Fund

May 31, 2015 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector- specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these are unobservable, the values are categorized as Level 3.

AllianzGI Convertible & Income Fund

May 31, 2015 (unaudited) (continued)

A summary of the inputs used at May 31, 2015 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 5/31/15
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$443,114,112	$—	$443,114,112
Convertible Preferred Stock:
Automobiles	—	—	17,812,424	17,812,424
Banks	16,911,531	13,187,624	16,308,140	46,407,295
Electronic Equipment, Instruments & Components	—	—	15,896,520	15,896,520
Food Products	—	—	15,998,167	15,998,167
Health Care Equipment & Supplies	—	—	18,575,220	18,575,220
Health Care Providers & Services	6,499,592	—	33,910,049	40,409,641
Internet Software & Services	—	—	14,111,172	14,111,172
Metals & Mining	3,297,645	13,922,145	—	17,219,790
Multiline Retail	—	—	16,627,842	16,627,842
Multi-Utilities	12,169,173	6,505,955	—	18,675,128
Oil, Gas & Consumable Fuels	4,723,875	4,426,902	—	9,150,777
Real Estate Investment Trust	20,556,482	26,298,469	—	46,854,951
Semiconductors & Semiconductor Equipment	—	—	31,983,500	31,983,500
Specialty Retail	—	18,979,797	—	18,979,797
Technology Hardware, Storage & Peripherals	—	—	19,434,065	19,434,065
All Other	78,055,678	—	—	78,055,678
Convertible Bonds & Notes	—	198,567,156	—	198,567,156
Short-Term Investment	—	11,395,473	—	11,395,473

Totals	$142,213,976	$736,397,633	$200,657,099	$1,079,268,708

At May 31, 2015, securities valued at $67,627,368 were transferred from Level 1 to Level 2. This transfer was the result of securities with exchange-traded closing prices at February 28, 2015, using evaluated mean prices at May 31, 2015.

AllianzGI Convertible & Income Fund

May 31, 2015 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2015, was as follows:

	Beginning Balance 2/28/15	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 5/31/15
Investments in Securities—Assets
Convertible Preferred Stock:
Automobiles	$18,538,604	$—	$—	$—	$—	$(726,180)	$—	$—	$17,812,424
Banks	16,265,560	—	—	—	—	42,580	—	—	16,308,140
Electronic Equipment, Instruments & Components	18,073,620	—	—	—	—	(2,177,100)	—	—	15,896,520
Energy Equipment & Services	17,643,294	—	(19,489,102)†	—	—	1,845,808			—
Food Products	15,175,740	—	—	—	—	822,427	—	—	15,998,167
Health Care Equipment & Supplies	19,120,261	—	—	—	—	(545,041)	—	—	18,575,220
Health Care Providers & Services	20,297,075	34,697,388	(21,035,429)	—	2,992,332	(3,041,317)	—	—	33,910,049
Internet Software & Services	16,482,240	—	—	—	—	(2,371,068)	—	—	14,111,172
Multiline Retail	16,338,624	—	—	—	—	289,218	—	—	16,627,842
Oil, Gas & Consumable Fuels	14,301,428		(14,612,820)	—	(3,577,006)	3,888,398	—	—	—
Pharmaceuticals	16,504,768		(19,741,621)	—	3,039,542	197,311	—	—	—
Semiconductors & Semiconductor Equipment	34,291,700	—	—	—	—	(2,308,200)	—	—	31,983,500
Technology Hardware, Storage & Peripherals	21,315,600	19,068,350	(20,597,732)	—	3,862,567	(4,214,720)	—	—	19,434,065

Totals	$244,348,514	$53,765,738	$(95,476,704)	$—	$6,317,435	$(8,297,884)	$—	$—	$200,657,099

†	Conversion

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2015:

	Ending Balance at 5/31/15	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Convertible Preferred Stock	$200,657,099	Third-Party Pricing Vendor	Single Broker Quote	$15.32-$129.13

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2015 was $(7,394,988).

Glossary :

REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date:	July 23, 2015

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date:	July 23, 2015

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	July 23, 2015